Equity - Schedule of Share Capital (Parentheticals) (Details) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary Shares [Member]
Schedule of Share Capital [Line Items]
Authorized, par value (in New Shekels per share)	₪ 1	₪ 1